Earnings per Common Share	12 Months Ended
Dec. 31, 2017
Earnings per Common Share [Abstract]
Earnings per Common Share

10.Earnings per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year. The computation of diluted earnings per share assumes the foregoing and the exercise of all granted RSUs (Note 8) using the treasury stock method.

Numerator

	2017	2016	2015
Net income attributable to Tsakos Energy Navigation Limited	$ 7,612	$55,783	$158,217
Preferred share dividends, Series B	(4,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,437)	(4,437)	(4,437)
Preferred share dividends, Series D	(7,479)	(7,438)	(5,000)
Preferred share dividends, Series E	(7,860)	—	—
Net (loss) income attributable to common share holders	(16,164)	39,908	144,780

Denominator
Weighted average common shares outstanding	84,713,572	84,905,078	85,827,597

Basic and diluted (loss) earnings per common share	$(0.19)	$0.47	$1.69

For 2017, 2016 and 2015 there were no non-vested RSUs.